[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

DAVID S. GOLDSTEIN

DIRECT LINE: 202.383.0606

Internet: david.goldstein@sablaw.com

December 1, 2005

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Mail Stop 10-5

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	GE Investments Funds, Inc.

File Nos. 2-91369; 811-04041

Commissioners:

On behalf of GE Investments Funds, Inc. (the “Company”), attached for filing with the Securities and Exchange Commission pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”), Rule 101(a) of Regulation S-T, and the Investment Company Act of 1940 (the “1940 Act”), is a conformed electronic format copy of post-effective amendment number 34 to the Company’s Form N-1A registration statement referenced above (the “Amendment”).

The Amendment is marked to show changes from post-effective amendment number 33. The Amendment has been manually signed by the persons specified in the 1933 Act. Pursuant to Rule 302 of Regulation S-T, the Company will retain the manually executed copy of the Amendment.

The Amendment is being filed in order to reflect the Company’s adoption of a multiple class plan pursuant to Rule 18f-3 under the 1940 Act (the “Multiple Class Plan”) with respect to the Total Return Fund (the “Fund”), a separately designated series of the Company. Under the Multiple Class Plan, the Company will offer four classes of shares representing an interest in the Fund: Class 1, Class 2, Class 3 and Class 4. Shares of each class will be available only to separate accounts of life insurance companies. The Fund’s current outstanding shares will be designated as Class 1 shares. Class 1 shares will be offered with an Investor Services Plan, which is not a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Class 2, Class 3 and Class 4 shares will each be offered with a separate Distribution and Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Securities and Exchange Commission

December 1, 2005

The Amendment also reflects certain other editorial changes. Financial statements will be added by an additional post-effective amendment filed under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions of comments, please call the undersigned at the above number or Michael Pawluk at (202) 383-0770.

Sincerely,

/s/ David S. Goldstein
David S. Goldstein

Attachment

cc:	Jeanne LaPorta, Esq.
Joseph Carucci